Schedule of Investments (unaudited) January 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 4.3%
Arizona Health Facilities Authority, Refunding RB, Series A, 5.00%, 02/01/30	$2,685	$2,811,920
Arizona Industrial Development Authority, RB(a) 4.00%, 07/01/29	500	546,745
Series A, 3.55%, 07/15/29	1,360	1,437,003
Series B, 4.25%, 07/01/27	440	471,372
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 5.00%, 07/01/35	4,000	5,025,960
Glendale Union High School District No.205, GO
Series C, (BAM), 5.00%, 07/01/24	1,945	2,166,361
Series C, (BAM), 5.00%, 07/01/27	500	556,770
Industrial Development Authority of the City of Phoenix, RB, Series A, 5.75%, 07/01/24(a)	620	658,490
Industrial Development Authority of the City of Phoenix, Refunding RB, Series A, 5.00%, 07/01/25	300	328,539
Industrial Development Authority of the County of Pima, RB(a)
4.13%, 06/15/29	350	354,074
5.00%, 07/01/29	300	321,975
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(a)	295	316,753
Series A, 5.00%, 09/01/32	1,000	1,265,230
Series A, 5.00%, 09/01/33	800	1,008,840
Series A, 5.00%, 09/01/34	1,000	1,256,350
Phoenix-Mesa Gateway Airport Authority, ARB
AMT, 5.00%, 07/01/27	700	741,804
AMT, 5.00%, 07/01/32	1,925	2,039,056
Pinal County Electric District No.3, Refunding RB,
Series A, 5.00%, 07/01/21(b)	1,600	1,631,728
Scottsdale Industrial Development Authority,
Refunding RB, Series C, (AGM), 5.00%, 09/01/35	2,050	2,057,503
University of Arizona, RB, 5.00%, 08/01/28	2,000	2,047,600

		27,044,073

Arkansas — 0.6%
City of Benton Arkansas, RB, (MAC), 5.00%, 06/01/29	1,055	1,211,288
University of Arkansas, Refunding RB, 5.00%, 03/01/31	2,315	2,733,876

		3,945,164

California — 7.9%
California Municipal Finance Authority, RB, Series A, 4.00%, 10/01/29(a)	420	433,318
City of Los Angeles Department of Airports, RB(c)
5.00%, 05/15/36	3,670	4,870,714
5.00%, 05/15/37	4,735	6,263,269
County of Santa Barbara California, COP, Series B, AMT, 5.25%, 12/01/33	10,330	13,223,433
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/33	6,715	8,360,779
Series A-1, 5.00%, 06/01/35	5,785	7,100,162
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A-1, AMT, 5.00%, 03/01/25	2,000	2,007,180
San Diego County Regional Airport Authority,
Refunding RB
AMT, 5.00%, 07/01/32	1,000	1,308,250
AMT, 5.00%, 07/01/33	1,030	1,340,246

Security	Par (000)	Value

California (continued)
San Diego County Regional Airport Authority, Refunding RB (continued) AMT, 5.00%, 07/01/34	$1,000	$1,294,690
State of California, GO, 5.50%, 04/01/28	15	15,065
Transbay Joint Powers Authority, TA
Series A, 5.00%, 10/01/35	700	914,760
Series A, 5.00%, 10/01/36	800	1,039,040
Series A, 5.00%, 10/01/37	1,000	1,292,320

		49,463,226

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/32	5,000	6,297,950
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 11/09/22(b)	270	292,640
Series A, 5.00%, 08/01/34	1,500	1,938,450
Park Creek Metropolitan District, Refunding RB, Series A, Senior Lien, 5.00%, 12/01/34	500	587,750
Thompson Crossing Metropolitan District No.4, Refunding GO, 3.50%, 12/01/29	515	523,245
University of Northern Colorado, Refunding RB, Series A, (ST HGR ED INTERCEPT PROG), 5.00%, 06/01/31	2,000	2,271,480

		11,911,515

Connecticut — 3.6%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series C-2, AMT, 2.20%, 11/15/34	1,250	1,260,237
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(a)	130	146,046
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series F, 5.00%, 07/01/21(b)	4,530	4,621,506
Series G-1, 5.00%, 07/01/27(a)	100	117,120
Series G-1, 5.00%, 07/01/28(a)	100	119,004
Series G-1, 5.00%, 07/01/29(a)	100	120,727
Series G-1, 5.00%, 07/01/30(a)	100	120,181
Series G-1, 5.00%, 07/01/32(a)	150	178,758
Series G-1, 5.00%, 07/01/34(a)	125	147,628
State of Connecticut Special Tax Revenue, RB, Series A, 5.00%, 05/01/35	1,750	2,306,045
State of Connecticut, GO
Series A, 5.00%, 04/15/30	5,000	6,408,400
Series A, 5.00%, 04/15/31	4,000	5,100,560
Series A, 5.00%, 04/15/34	1,185	1,532,774

		22,178,986

Delaware — 0.7%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/29	880	933,917
Series A, 5.00%, 07/01/30	1,030	1,089,184
Series A, 5.00%, 07/01/31	750	790,335
Series A, 5.00%, 07/01/32	375	393,881
Series A, 5.00%, 07/01/33	1,190	1,245,704

		4,453,021

Florida — 8.1%
Capital Projects Finance Authority, Refunding RB, Series A-1, 5.00%, 10/01/31	1,500	1,771,605

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Capital Region Community Development District, Refunding SAB
Series A-1, 4.13%, 05/01/23	$300	$306,810
Series A-1, 4.63%, 05/01/28	500	549,475
Capital Trust Agency, Inc., RB
Series A, 4.00%, 06/15/29(a)	625	661,087
Series A, 5.00%, 12/15/29	400	468,160
Charlotte County Industrial Development Authority, RB, AMT, 5.00%, 10/01/29(a)	1,000	1,148,950
County of Lee Florida Airport Revenue, Refunding RB
Series A, AMT, 5.50%, 10/01/23	1,000	1,026,770
Series A, AMT, (AGM), 5.00%, 10/01/27	1,635	1,673,145
County of Miami-Dade Florida Transit System, Refunding RB, 5.00%, 07/01/22(b)	1,500	1,603,815
County of Miami-Dade Seaport Department, ARB
Series B, AMT, 6.00%, 10/01/28	3,470	3,958,854
Series B, AMT, 6.00%, 10/01/29	3,480	3,968,975
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/28	500	445,530
Series A-2, 0.00%, 10/01/29	800	692,432
Escambia County Health Facilities Authority, Refunding RB
5.00%, 08/15/35	3,100	3,977,641
Series A, 5.00%, 08/15/31	1,000	1,308,320
Esplanade Lake Club Community Development District, SAB
Series A-1, 3.63%, 11/01/30	370	392,033
Series A-2, 3.63%, 11/01/30	225	238,399
Florida Development Finance Corp., RB, AMT, 5.00%, 05/01/29(a)	2,255	2,408,475
Florida Gulf Coast University Financing Corp., Refunding RB
5.00%, 02/01/34	800	1,010,776
5.00%, 02/01/35	850	1,069,742
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.30%, 05/01/29	960	1,021,945
Harbor Bay Community Development District, SAB, Series A-1, 3.30%, 05/01/29	600	638,706
Hills Minneola Community Development District, SAB, 3.50%, 05/01/31(a)	1,100	1,133,814
Lakewood Ranch Stewardship District, SAB 3.65%, 05/01/22(a)	320	323,517
4.00%, 05/01/22	640	648,717
3.60%, 05/01/24	520	532,297
4.30%, 05/01/27(a)	520	559,546
3.80%, 05/01/29	765	818,739
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/32	5,020	5,816,875
Midtown Miami Community Development District, Refunding SAB, Series A, 4.25%, 05/01/24	905	934,756
Osceola Chain Lakes Community Development District, SAB, 3.50%, 05/01/30	350	367,283
Pinellas County Industrial Development Authority, RB, 5.00%, 07/01/29	2,200	2,504,942
Sarasota County Health Facilities Authority, RB, 5.00%, 05/15/33	610	672,787
School District of Broward County, Refunding COP, Series A, (AGM), 5.00%, 07/01/21(b)	4,000	4,081,400

Security	Par (000)	Value

Florida (continued)
Southern Groves Community Development District No.5, Refunding SAB, 3.25%, 05/01/29	$300	$316,965
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(e)(f)	143	90,783
Talavera Community Development District, SAB
3.50%, 05/01/25	365	375,034
3.85%, 05/01/30	540	576,553
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	180	191,948

		50,287,601

Georgia — 6.2%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/32	8,315	9,916,136
Cobb County Kennestone Hospital Authority, Refunding RB
5.00%, 04/01/32	1,250	1,537,163
4.00%, 04/01/33	200	243,278
4.00%, 04/01/34	275	332,536
4.00%, 04/01/35	275	331,020
4.00%, 04/01/36	300	359,214
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Series A, 2.75%, 12/01/35	3,000	3,185,190
Main Street Natural Gas, Inc., RB
Series A, 5.50%, 09/15/28	2,500	3,285,325
Series A, 5.00%, 05/15/33	5,000	6,278,500
Series A, 5.00%, 05/15/34	5,250	6,555,202
Municipal Electric Authority of Georgia, RB
5.00%, 01/01/34	700	878,675
5.00%, 01/01/35	1,225	1,532,144
Municipal Electric Authority of Georgia, Refunding RB
Sub-Series A, 5.00%, 01/01/34	2,295	2,878,802
Sub-Series A, 5.00%, 01/01/35	925	1,157,980

		38,471,165

Illinois — 15.0%
Chicago Board of Education, Refunding GO
Series A, 5.00%, 12/01/28	385	487,945
Series A, 5.00%, 12/01/29	470	604,589
Series A, 5.00%, 12/01/30	1,580	2,013,599
Series C, 5.00%, 12/01/26	4,730	5,757,403
Series D, 5.00%, 12/01/26	4,185	5,094,024
Chicago Board of Education, Refunding GO, CAB, Series A, 0.00%, 12/01/25(d)	420	388,769
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/32	5,000	5,573,350
Chicago Midway International Airport, Refunding RB, Series A, 2nd Lien, AMT, 5.50%, 01/01/32	1,500	1,629,720
Chicago O’Hare International Airport, Refunding ARB
Series C, AMT, Senior Lien, 5.25%, 01/01/28	1,350	1,472,188
Series C, AMT, Senior Lien, 5.25%, 01/01/29	3,020	3,292,072
Chicago O’Hare International Airport, Refunding RB Series B, 5.00%, 01/01/32	3,745	4,377,755
Series A, AMT, Senior Lien, 5.00%, 01/01/23	13,000	14,141,400
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(b)	3,700	3,857,398
Cook County Community College District No.508, GO, 5.13%, 12/01/38	1,000	1,108,050
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/28	810	895,576
Series A, 5.00%, 02/15/29	400	440,928
Series A, 5.00%, 02/15/30	500	549,865

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, RB (continued)
Series A, 5.00%, 02/15/31	$500	$548,665
Series A, 5.00%, 02/15/32	500	547,590
Illinois Finance Authority, Refunding RB
5.00%, 03/01/30	550	670,951
5.00%, 03/01/32	920	1,113,485
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/34	9,140	9,953,186
Illinois State Toll Highway Authority, Refunding RB, Series A, 5.00%, 12/01/31	4,220	5,135,023
Metropolitan Pier & Exposition Authority, Refunding RB, 5.00%, 12/15/28	1,200	1,478,052
Railsplitter Tobacco Settlement Authority, RB, 5.50%, 06/01/21(b)	3,500	3,562,300
State of Illinois, GO
5.25%, 07/01/29	5,000	5,499,400
5.00%, 04/01/31	1,000	1,115,890
5.00%, 05/01/31	5,010	5,603,284
5.00%, 11/01/34	5,000	5,765,900
Series D, 5.00%, 11/01/28	350	416,196
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	120	145,380

		93,239,933

Indiana — 1.7%
Indiana Finance Authority, RB, Series A, 1st Lien, 5.25%, 10/01/31	10,000	10,327,100

Iowa — 0.5%
Iowa Higher Education Loan Authority, RB
5.25%, 04/01/23	695	700,574
5.25%, 04/01/24	730	735,855
5.25%, 04/01/25	520	524,165
5.25%, 04/01/26	360	362,884
Iowa Student Loan Liquidity Corp., Refunding RB, Series A, AMT, 5.00%, 12/01/26	775	903,549

		3,227,027

Kansas — 1.3%
Kansas City Industrial Development Authority, ARB, AMT, 4.00%, 03/01/35	1,480	1,703,421
Seward County Unified School District No.480 Liberal, Refunding GO
5.00%, 09/01/22(b)	3,990	4,297,150
5.00%, 09/01/33	2,010	2,156,047

		8,156,618

Kentucky(b) — 0.5%
Louisville/Jefferson County Metropolitan Government, Refunding RB
5.00%, 06/01/22	120	127,745
Series A, 5.00%, 06/01/22	2,750	2,927,485

		3,055,230

Louisiana — 2.9%
City of Bossier City Louisiana Utilities Revenue, Refunding RB, 5.00%, 10/01/32	2,000	2,329,040
Louisiana Local Government Environmental Facilities & Community Development Auth, Refunding RB, 5.00%, 12/01/21(b)	7,160	7,451,913

Security	Par (000)	Value

Louisiana (continued)
New Orleans Aviation Board, ARB, Series A, 5.00%, 01/01/33	$1,000	$1,157,790
State of Louisiana Gasoline & Fuels Tax Revenue,
Refunding RB, Series A-1, 4.00%, 05/01/34	3,000	3,140,160
Terrebonne Levee & Conservation District, RB, 5.00%, 07/01/23(b)	3,660	4,089,904

		18,168,807

Maine — 0.6%
Finance Authority of Maine, Refunding RB
Series A-1, AMT, (AGM), 5.00%, 12/01/28	1,000	1,211,290
Series A-1, AMT, (AGM), 3.00%, 12/01/29	2,300	2,401,177

		3,612,467

Maryland — 1.2%
City of Baltimore Maryland, Refunding TA(a)
Series A, Senior Lien, 2.95%, 06/01/27	175	179,730
Series A, Senior Lien, 3.05%, 06/01/28	190	196,264
Series A, Senior Lien, 3.15%, 06/01/29	200	207,924
City of Baltimore Maryland, TA, Series B, 3.38%, 06/01/29(a)	285	289,845
Maryland Economic Development Corp., Refunding RB
Series A, 5.00%, 06/01/29	1,835	2,163,006
Series A, 5.00%, 06/01/30	1,015	1,183,206
Series A, 5.00%, 06/01/31	1,000	1,158,750
Series A, 5.00%, 06/01/32	1,000	1,153,750
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 5.00%, 07/01/22(b)	1,140	1,218,968

		7,751,443

Massachusetts — 1.5%
Massachusetts Development Finance Agency Refunding RB, Series G, 5.00%, 07/01/35(c)	400	528,576
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/29	2,700	3,206,763
5.00%, 07/01/30	3,125	3,684,281
Series A, 5.00%, 01/01/31	1,730	1,958,758

		9,378,378

Michigan — 2.7%
City of Detroit Michigan, GO 5.00%, 04/01/26	265	306,125
5.00%, 04/01/27	210	247,647
5.00%, 04/01/28	235	282,508
5.00%, 04/01/29	235	281,572
5.00%, 04/01/30	180	218,839
5.00%, 04/01/31	265	315,864
5.00%, 04/01/32	225	267,536
5.00%, 04/01/33	295	349,997
Manistee Area Public Schools, Refunding GO, (Q-SBLF), 5.00%, 05/01/21(b)	1,000	1,012,100
Michigan Finance Authority, Refunding RB, Series C-3, Senior Lien, (AGM), 5.00%, 07/01/31	4,000	4,569,280
Michigan State Building Authority, Refunding RB, Series II-A, 5.00%, 10/15/21(b)	2,500	2,585,900
Michigan Strategic Fund, RB AMT, 5.00%, 06/30/33	2,415	3,044,228

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Strategic Fund, RB (continued) AMT, 5.00%, 12/31/33	$2,000	$2,513,800
Michigan Strategic Fund, Refunding RB
5.00%, 11/15/29	440	520,740
5.00%, 11/15/34	490	560,477

		17,076,613

Minnesota — 2.0%
City of Minneapolis Minnesota, RB
4.00%, 06/01/30	150	160,583
4.00%, 06/01/31	50	53,235
City of Minneapolis Minnesota, Refunding RB, Series A, 5.00%, 11/15/33	2,370	2,981,839
Duluth Economic Development Authority, Refunding RB
Series A, 5.00%, 02/15/33	1,000	1,228,810
Series A, 5.00%, 02/15/34	1,185	1,452,454
Housing & Redevelopment Authority of The City of St. Paul Minnesota, RB, Series A, 4.75%, 07/01/29(a)	250	271,642
University of Minnesota, RB
Series B, 5.00%, 08/01/36	1,000	1,022,520
Series C, 5.00%, 08/01/27	1,390	1,552,463
Series C, 5.00%, 08/01/28	740	826,254
Series C, 5.00%, 08/01/29	1,555	1,735,769
Series C, 5.00%, 08/01/30	835	931,802

		12,217,371

Missouri — 0.3%
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	350	340,536
St Louis County Industrial Development Authority, Refunding RB
5.00%, 09/01/27	360	405,803
5.00%, 09/01/32	1,015	1,175,400

		1,921,739

Montana — 0.1%
Yellowstone County School District No.2 Billings, GO, 5.00%, 06/15/30	500	580,535

Nebraska — 0.7%
Douglas County Hospital Authority No.3, Refunding RB, 5.00%, 11/01/30	800	965,160
Nebraska Public Power District, Refunding RB
Series A, 5.00%, 01/01/30	1,000	1,043,950
Series A, 5.00%, 01/01/32	2,000	2,087,540

		4,096,650

Nevada — 1.2%
City of Las Vegas Nevada Special Improvement District No.814, SAB
3.50%, 06/01/28	160	164,414
3.25%, 06/01/30	350	352,069

Security	Par (000)	Value

Nevada (continued)
City of Reno Nevada, Refunding RB, Series A-1, (AGM), 5.00%, 06/01/31	$1,000	$1,224,530
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 5.00%, 07/01/33	5,000	5,751,450

		7,492,463

New Hampshire(a) — 0.3%
New Hampshire Business Finance Authority, RB, AMT, 2.95%, 04/01/29	1,000	1,015,150
New Hampshire Business Finance Authority, Refunding RB, Series A, AMT, 4.00%, 11/01/27	795	824,065

		1,839,215

New Jersey — 23.1%
New Jersey Economic Development Authority, RB
AMT, 5.13%, 09/15/23	4,670	4,941,654
AMT, 5.50%, 01/01/26	1,500	1,711,290
AMT, 5.50%, 01/01/27	1,000	1,140,750
New Jersey Economic Development Authority, Refunding ARB
AMT, 5.00%, 10/01/26	2,135	2,592,851
AMT, 5.00%, 10/01/27	1,680	2,084,208
New Jersey Economic Development Authority, Refunding RB, Series EE, 5.00%, 09/01/23	3,465	3,477,717
New Jersey Educational Facilities Authority, RB, 5.00%, 06/15/28	10,000	11,384,400
New Jersey Educational Facilities Authority, Refunding RB
5.00%, 07/01/25(b)	1,966	2,374,142
5.00%, 07/01/30	3,034	3,544,076
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	2,130	2,269,259
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.50%, 12/01/26	635	653,040
Series 1B, AMT, 2.95%, 12/01/28	190	194,938
Series B, AMT, 5.00%, 12/01/27	1,000	1,266,090
Series B, AMT, 5.00%, 12/01/28	1,000	1,256,640
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.25%, 06/15/21(b)	3,185	3,245,260
Series A, 5.00%, 06/15/30	2,000	2,382,040
Series AA, 5.25%, 06/15/31	12,000	13,258,680
Series AA, 5.25%, 06/15/32	2,250	2,651,760
Series AA, 5.00%, 06/15/35	3,000	3,705,810
Series B, 5.25%, 06/15/26	3,500	3,561,145
Series B, 5.50%, 06/15/31	11,780	12,012,891
Series C, 5.25%, 06/15/32	10,000	11,556,500
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/30	1,695	2,018,779
Series A, 5.00%, 12/15/33	2,285	2,826,842
New Jersey Turnpike Authority, RB, Series E, 5.00%, 01/01/32	12,000	14,052,000
New Jersey Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/23	6,000	6,522,960

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing
Series A, 5.00%, 12/01/23	$1,230	$1,348,166
Series A, 5.00%, 12/01/25	1,345	1,497,200
South Jersey Port Corp., ARB
Series B, AMT, 5.00%, 01/01/29	250	306,480
Series B, AMT, 5.00%, 01/01/30	200	242,266
Series B, AMT, 5.00%, 01/01/31	350	420,784
Series B, AMT, 5.00%, 01/01/32	425	507,442
State of New Jersey, GO, 5.00%, 06/01/28	5,000	5,938,900
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	850	1,098,880
Series A, 5.00%, 06/01/32	11,980	15,288,636
Series A, 5.00%, 06/01/33	220	279,525

		143,614,001

New Mexico — 1.2%
Albuquerque Bernalillo County Water Utility Authority, Refunding RB, 4.00%, 07/01/33	2,510	2,888,307
Albuquerque Municipal School District No.12, GO, Series 2017, (SAW), 5.00%, 08/01/30	1,250	1,537,425
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/34	170	187,502
New Mexico Hospital Equipment Loan Council, Refunding RB, Series A, 5.00%, 08/01/31	2,500	3,003,675

		7,616,909

New York — 10.5%
Buffalo & Erie County Industrial Land Development Corp., Refunding RB
Series A, 4.00%, 06/01/22	800	816,592
Series A, 4.50%, 06/01/27	1,710	1,918,141
Series A, 5.00%, 06/01/35	415	465,493
Build NYC Resource Corp., RB, Series A, 4.88%, 05/01/31(a)	450	497,290
Build NYC Resource Corp., Refunding RB, 5.00%, 08/01/35	665	781,189
Metropolitan Transportation Authority, RB
Series B, 5.25%, 11/15/38	3,145	3,540,012
Sub-Series A-1, 5.00%, 11/15/40	2,355	2,677,188
Sub-Series B-1, 5.00%, 11/15/21(b)	2,300	2,388,826
Sub-Series B-4, 5.00%, 11/15/21(b)	1,500	1,557,930
Monroe County Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(b)	5,695	6,361,884
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/32	1,030	1,276,088
New York State Dormitory Authority, RB, Series A, 5.25%, 07/01/21(b)	900	918,981
New York State Dormitory Authority, Refunding RB
5.00%, 12/01/27(a)	900	1,091,088
5.00%, 12/01/28(a)	1,800	2,174,130
Series A, 5.00%, 05/01/32	3,060	3,627,569
Series A, 5.00%, 07/01/32	9,000	10,620,000
New York Transportation Development Corp., RB, AMT, 4.00%, 10/01/30	2,775	3,247,055
Niagara Area Development Corp., Refunding RB, Series B, 3.50%, 11/01/24(a)	1,000	1,044,230

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey Refunding RB(c)
AMT, 4.00%, 07/15/36	$1,625	$1,975,740
AMT, 4.00%, 07/15/37	3,250	3,894,150
Port Authority of New York & New Jersey, ARB, Consolidated, 221st Series, AMT, 4.00%, 07/15/36	2,650	3,158,535
Troy Capital Resource Corp., Refunding RB
5.00%, 09/01/32	3,000	3,797,610
Series A, 5.00%, 09/01/33	860	1,081,674
Westchester County Healthcare Corp., Refunding RB, Series A, Senior Lien, 5.00%, 11/01/21(b)	6,125	6,349,910

		65,261,305

North Carolina — 0.3%
North Carolina Medical Care Commission, Refunding RB, Series A, 5.00%, 10/01/31	1,500	1,616,520

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/37	1,000	1,209,550
Series A-2, Class 1, 4.00%, 06/01/38	1,000	1,207,410
Series A-2, Class 1, 4.00%, 06/01/39	1,000	1,203,630
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, 5.00%, 12/01/35	850	1,122,714
Ohio Air Quality Development Authority, Refunding RB, 3.25%, 09/01/29	1,550	1,654,485
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	6,000	6,605,040

		13,002,829

Oklahoma — 1.2%
Oklahoma City Public Property Authority, Refunding RB
5.00%, 10/01/27	1,190	1,393,716
5.00%, 10/01/28	1,265	1,480,506
5.00%, 10/01/29	1,400	1,637,356
Oklahoma Development Finance Authority, RB
Series B, 5.00%, 08/15/29	1,200	1,464,060
Series B, 5.00%, 08/15/33	1,305	1,559,018

		7,534,656

Oregon — 1.1%
Klamath County School District, GO
(GTD), 5.00%, 06/15/30	1,000	1,113,740
(GTD), 5.00%, 06/15/31	1,000	1,113,470
State of Oregon, GO, Series H, 5.00%, 05/01/22(b)	2,000	2,122,840
Umatilla County School District No.16R Pendleton, GO, Series A, (GTD), 5.00%, 06/15/24(b)	2,000	2,326,160

		6,676,210

Pennsylvania — 6.9%
Allentown Neighborhood Improvement Zone Development Authority, RB(a) 5.00%, 05/01/22	1,055	1,081,903
5.00%, 05/01/23	490	509,874
5.00%, 05/01/28	835	958,288
Commonwealth Financing Authority, RB
5.00%, 06/01/33	2,000	2,515,780
5.00%, 06/01/34	3,750	4,698,938

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
County of Allegheny Pennsylvania, GO, Series C-67, 5.00%, 11/01/21(b)	$5,075	$5,261,912
County of Allegheny Pennsylvania, Refunding GO, Series C-68, 5.00%, 11/01/21(b)	2,515	2,607,627
Pennsylvania Economic Development Financing Authority, RB
Series A-1, 5.00%, 04/15/35	1,450	1,893,642
Series A-1, 4.00%, 04/15/36	1,545	1,855,792
AMT, 5.00%, 12/31/28	115	137,813
Pennsylvania Turnpike Commission RB, 4.00%, 12/01/43	3,000	3,531,000
Pennsylvania Turnpike Commission, RB, Sub- Series B, 5.25%, 12/01/21(b)	4,000	4,172,040
Pennsylvania Turnpike Commission, Refunding RB
2nd Series, 5.00%, 12/01/30	2,620	3,307,540
Sub-Series B, 5.00%, 06/01/32	5,000	6,217,750
School District of Philadelphia, GO
Series A, (SAW), 5.00%, 09/01/30	1,200	1,539,792
Series A, (SAW), 5.00%, 09/01/31	1,000	1,275,340
Series A, (SAW), 5.00%, 09/01/32	1,200	1,522,788

		43,087,819

Puerto Rico — 4.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.50%, 07/01/34	4,365	4,808,615
Series A-1, Restructured, 4.75%, 07/01/53	350	391,717
Series A-1, Restructured, 5.00%, 07/01/58	2,209	2,508,673
Series A-2, Restructured, 4.33%, 07/01/40	1,919	2,120,936
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(d)
Series A-1, Restructured, 0.00%, 07/01/27	11,890	10,700,762
Series A-1, Restructured, 0.00%, 07/01/29	446	382,061
Series A-1, Restructured, 0.00%, 07/01/31	1,464	1,153,266
Series B-1, Restructured, 0.00%, 07/01/27	2,521	2,269,102
Series B-1, Restructured, 0.00%, 07/01/29	4,466	3,844,690

		28,179,822

Rhode Island — 1.6%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,110,480
Rhode Island Health and Educational Building Corp., RB, Series C, 5.00%, 05/15/30	2,305	2,443,185
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 09/01/32
	2,000	2,238,940
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/27	1,000	1,233,890
Series A, AMT, 5.00%, 12/01/28	1,000	1,248,340
Rhode Island Student Loan Authority, Refunding RB
Series A, AMT, 5.00%, 12/01/24	750	867,053
Series A, AMT, 5.00%, 12/01/25	850	1,008,550

		10,150,438

South Carolina — 2.9%
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 11/15/27	730	745,242
South Carolina Public Service Authority, Refunding RB
Series A, 5.00%, 12/01/30	5,500	6,774,955
Series A, 5.00%, 12/01/31	5,660	6,964,970
Series A, 5.00%, 12/01/32	200	245,628

Security	Par (000)	Value

South Carolina (continued)
South Carolina Public Service Authority, Refunding RB (continued)
Series A, 5.00%, 12/01/33	$800	$978,056
Series A, 4.00%, 12/01/34	2,100	2,624,559

		18,333,410

Tennessee — 0.9%
Memphis-Shelby County Industrial Development Board, Refunding TA, Series A, 4.75%, 07/01/27	190	184,680
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, RB, Series A, 5.00%, 07/01/35	4,000	4,720,200
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Refunding RB 5.00%, 10/01/29	350	399,511
5.00%, 10/01/34	450	502,906

		5,807,297

Texas — 8.3%
City of Grapevine Texas, GO, 5.00%, 02/15/33	5,685	6,235,422
City of Houston Texas Airport System Revenue, Refunding ARB
Sub-Series A, AMT, 5.00%, 07/01/31	1,430	1,783,682
Sub-Series A, AMT, 5.00%, 07/01/32	1,515	1,881,281
City of Houston Texas Airport System Revenue, Refunding RB(b)
Series A, AMT, Sub Lien, 5.00%, 07/01/21	1,500	1,528,995
Series A, AMT, Subordinate Lien, 5.00%, 07/01/22	1,010	1,076,115
Dallas Fort Worth International Airport, ARB, Series D, AMT, 5.00%, 11/01/21(b)	8,290	8,590,015
Love Field Airport Modernization Corp., RB, AMT, 5.00%, 11/01/28	1,000	1,064,480
Mission Economic Development Corp., Refunding RB, AMT, Senior Lien, 4.63%, 10/01/31(a)	1,360	1,453,908
New Hope Cultural Education Facilities Finance Corp., RB(a)
Series A, 3.63%, 08/15/22	70	70,335
Series A, 4.25%, 08/15/27	160	161,030
Red River Education Finance Corp., RB, 5.00%, 03/15/23(b)	1,340	1,477,270
San Jacinto River Authority, RB, (AGM), 5.25%, 10/01/25	2,910	2,920,127
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/33	8,485	10,884,134
Texas Municipal Gas Acquisition & Supply Corp. III Refunding RB, 5.00%, 12/15/32(c)	3,975	5,461,252
Via Metropolitan Transit, Refunding RB, 5.25%, 08/01/23(b)	6,305	7,103,086

		51,691,132

U.S. Virgin Islands — 0.6%
Virgin Islands Public Finance Authority, Refunding RB, Series A, (AGM), 5.25%, 10/01/24	3,600	3,871,080

Utah — 1.0%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/33	3,500	4,363,065
Utah Charter School Finance Authority, RB, Series A, 3.63%, 06/15/29(a)	480	492,955
Utah Charter School Finance Authority, Refunding RB, 4.50%, 06/15/27(a)	1,500	1,628,910

		6,484,930

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont — 1.0%
University of Vermont and State Agricultural College, Refunding RB, 4.00%, 10/01/30	$5,565	$6,261,849

Virginia — 0.1%
Henrico County Economic Development Authority, Refunding RB, 4.00%, 10/01/33	495	555,984

Washington(a) — 0.4%
Washington State Housing Finance Commission, Refunding RB
5.00%, 01/01/27	1,560	1,868,443
5.00%, 01/01/28	750	897,195

		2,765,638

West Virginia — 0.3%
West Virginia University, RB, Series B, 5.00%, 10/01/21(b)	1,500	1,548,900

Wisconsin — 1.4%
Public Finance Authority, RB
5.00%, 04/01/30(a)	500	602,940
5.00%, 06/15/34	430	517,479
Series A, 4.00%, 03/01/30(a)	445	463,882
Public Finance Authority, Refunding RB
4.00%, 09/01/29(a)	150	150,279
Series B, AMT, 5.25%, 07/01/28	4,765	5,069,531
Wisconsin Health & Educational Facilities Authority, Refunding RB
(AGM), 4.00%, 02/15/35	750	879,465
(AGM), 4.00%, 02/15/36	800	933,288

		8,616,864

Total Municipal Bonds — 135.2% (Cost: $773,161,100)		842,573,933

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California — 6.2%
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/31(h)	8,080	9,775,750
State of California, Refunding GO
5.00%, 10/01/35	12,500	15,235,125
4.00%, 03/01/37(h)	10,775	13,318,006

		38,328,881

Iowa — 1.3%
Iowa Finance Authority, Refunding RB, Series C, 4.13%, 02/15/35	7,500	8,321,700

Massachusetts — 3.2%
Massachusetts Development Finance Agency, Refunding RB
5.00%, 07/01/32	7,500	9,588,300
Series A, 5.00%, 07/01/21	4,950	5,050,781
Series L, 5.00%, 07/01/21	5,225	5,331,379

		19,970,460

Security	Par (000)	Value

New Jersey — 1.5%
New Jersey Housing & Mortgage Finance Agency, Refunding RB
Series BB, AMT, 3.65%, 04/01/28	$4,595	$5,265,581
Series BB, AMT, 3.70%, 10/01/28	3,561	4,080,499

		9,346,080

New York — 9.7%
City of New York, GO, Sub-Series 1-I, 5.00%, 03/01/32	7,009	7,974,854
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/36	9,444	11,496,591
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/36(h)	5,505	6,715,439
New York State Urban Development Corp., RB, Series A-1, 5.00%, 03/15/32	5,501	6,053,432
New York State Urban Development Corp., Refunding RB, 4.00%, 03/15/42	10,000	11,953,197
Port Authority of New York & New Jersey, Refunding ARB
178th Series, AMT, 5.00%, 12/01/32	4,009	4,517,030
Consolidated, 169th Series, AMT, 5.00%, 10/15/26	5,530	5,712,656
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/31	5,010	5,860,648

		60,283,847

Texas — 1.4%
Pflugerville Independent School District, GO, (PSF-GTD), 5.00%, 02/15/24	7,500	8,592,675

Washington — 2.9%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/34	15,000	18,250,500

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.2% (Cost: $149,190,324)		163,094,143

Total Long-Term Investments — 161.4% (Cost: $922,351,424)		1,005,668,076

	Shares

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(i)(j)	14,304,501	14,307,362

Total Short-Term Securities — 2.3% (Cost: $14,307,165)		14,307,362

Total Investments — 163.7% (Cost: $936,658,589)		1,019,975,438

Liabilities in Excess of Other Assets — (2.6)%		(16,382,632)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.0)%		(93,381,956)

VMTP Shares at Liquidation Value — (46.1)%		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$623,110,850

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to March 1, 2028, is $17,439,023.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$—	$14,307,891	(a)	$—	$(726)	$197	$14,307,362	14,304,501	$314	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	229	03/22/21	$31,380	$230,413
Long U.S. Treasury Bond	20	03/22/21	3,374	130,944

				$361,357

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

8

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$842,573,933	$—	$842,573,933
Municipal Bonds Transferred to Tender Option Bond Trusts	—	163,094,143	—	163,094,143
Short-Term Securities
Money Market Funds	14,307,362	—	—	14,307,362

	$14,307,362	$1,005,668,076	$—	$1,019,975,438

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$361,357	$—	$—	$361,357

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(93,338,647)	$—	$(93,338,647)
VMTP Shares at Liquidation Value	—	(287,100,000)	—	(287,100,000)

	$—	$(380,438,647)	$—	$(380,438,647)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

PSF-GTD	Permanent School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

ST	Special Tax

TA	Tax Allocation

S C H E D U L E O F I N V E S T M E N T S	9